SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Cost	$ 1,926,350	$ 1,717,720		$ 320,700	$ 163,554
Accumulated Depreciation	9,198	232			121,625
Net Book Value	1,917,152	1,717,488		320,700	41,929
Trade payables	323,386	305,638
Payroll and social charges	44,200	26,220
Taxes payable	7,085	14,488
Total	374,671	346,346
Computers and Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	6,505	5,733			2,192
Accumulated Depreciation	651				2,192
Net Book Value	5,854	5,733
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	469,922	452,205	[1]	320,700	118,855
Accumulated Depreciation	7,507	41	[1]		76,926
Net Book Value	462,415	452,165	[1]	320,700	41,929
Mining Properties and Mineral Rights [Member]
Property, Plant and Equipment [Line Items]
Cost	1,413,042	1,245,274	[2]
Accumulated Depreciation			[2]
Net Book Value	1,413,042	1,245,274	[2]
Land [Member]
Property, Plant and Equipment [Line Items]
Cost	20,418
Accumulated Depreciation
Net Book Value	20,418
Facilities [Member]
Property, Plant and Equipment [Line Items]
Cost	16,463	14,508
Accumulated Depreciation	1,040	191
Net Book Value	15,423	14,316
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost					42,507
Accumulated Depreciation					42,507
Net Book Value

[1]	In 2024, the Company acquired an excavator to be used in our quartzite operations for a total consideration of R$
[2]	The mineral rights addition in 2024 correspond to the impacts of the merger of the Company and Apollo. Mineral rights are held by the new subsidiary MAL.